Mezzanine equity and members' equity (Details) - EWC Ventures and its Subsidiaries [Member] - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended
	Jun. 15, 2020	May 07, 2020	Sep. 25, 2018	May 31, 2020	Dec. 26, 2020	Dec. 28, 2019
Incentive Plan
Class of Stock [Line Items]
Number of units authorized			4,733,220		4,733,220	4,733,220
Class A Units
Class of Stock [Line Items]
Number of common units outstanding			34,710,282
Class A Founders Units [Member]
Class of Stock [Line Items]
Number of founder units outstanding			8,309,193		8,309,193	8,309,193
Common Class C [Member]
Class of Stock [Line Items]
Number of common units outstanding					1,000	1,000
Number of shares issued in acquisition			1,000
Amount of deferred payment			$ 20,000
Class D Units [Member]
Class of Stock [Line Items]
Number of units issued		1,742,798		2,500,000
Price per unit		$ 10.00
Total proceeds		$ 17,428		$ 25,000
Percentage of preferred return	10.00%
Return on invested capital multiple	2.0
Class D Units [Member] | EWC Holdings Inc
Class of Stock [Line Items]
Number of units issued	598,468
Price per unit	$ 10,000.00
Total proceeds	$ 5,985
Class D Units [Member] | Other investors
Class of Stock [Line Items]
Number of units issued	158,734
Total proceeds	$ 1,587